Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues		$ 3,501,947		$ 4,798,363		$ 10,289,681	$ 12,733,339	$ 22,028,303
Cost of revenues		(804,142)		(4,089,486)		(6,123,025)	(10,872,484)	(18,323,802)
Gross profit		2,697,805		708,877		4,166,656	1,860,855	3,704,501
Operating expenses
General and administrative expenses		(3,904,027)		(1,743,309)		(3,506,075)	(1,373,695)	(1,047,552)
Selling and marketing expenses		(157,637)		(228,956)		(434,856)	(595,804)	(812,062)
Research and development expenses		(274,371)		(297,811)		(302,280)	(588,108)	(628,350)
Gain from disposal of property and equipment							125,804	193,191
Total operating expenses		(4,336,035)		(2,270,076)		(4,243,211)	(2,431,803)	(2,294,773)
Operating loss		(1,638,230)		(1,561,199)		(76,555)	(570,948)	1,409,728
Other expenses
Investment income						44,570	2,119	8,402
Impairment loss from equity investment							(60,046)
Interest expenses, net		(1,496,504)		(60,726)		160,685	(102,360)	(79,455)
Other non-operating income		387,816		998		21,644	14,557	113,658
Total other expenses		(1,108,688)		(59,728)		226,899	(145,730)	42,605
Loss before income taxes		(2,746,918)		(1,620,927)		150,344	(716,678)	1,452,333
Income tax (provision)/ benefit		(340,441)		215,161		(589,680)	63,950	(385,958)
Net loss		(3,087,359)		(1,405,766)		(439,336)	(652,728)	1,066,375
Net loss attributable to the Company’s ordinary shareholders		(3,087,359)				(439,336)	(652,728)	1,066,375
Foreign currency translation adjustment		28,114		(10,107)		(74,851)	(15,524)	(57,722)
Total comprehensive loss attributable to the Company’s ordinary shareholders		$ (3,059,245)		$ (1,415,873)		$ (514,187)	$ (668,252)	$ 1,008,653
Loss per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (0.9)		$ (0.67)		$ (0.02)	$ (0.03)	$ 0.05
Diluted (in Dollars per share)	[1]	$ (0.9)		$ (0.67)		$ (0.02)	$ (0.03)	$ 0.05
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	3,415,533	[2]	2,084,890	[2]	21,175,342	20,000,000	20,000,000
Diluted (in Shares)	[1]	3,415,533		2,084,890		21,175,342	20,000,000	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).
[2]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.